Income Taxes - Narrative (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022
Income Tax Examination [Line Items]
Valuation allowance	$ 82,440	$ 61,200
Costs resulting in ending gross deferred tax asset	83,600		$ 84,300
Operating lease obligations	1,375	1,534
Deferred tax liability	(1,200)	(1,356)
Federal
Income Tax Examination [Line Items]
Net operating loss carryforwards	157,300	77,500
Research and development credit carryforwards	4,000	3,700
State
Income Tax Examination [Line Items]
Net operating loss carryforwards	55,900	46,400
Research and development credit carryforwards	$ 3,100	$ 3,000